Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	Neurotrope, Inc.
Entity Central Index Key	0001513856
Entity Filer Category	Smaller Reporting Company